Retirement benefits - Summary of Plan Assets Measured at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 152	$ 148
United States [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	152	148
United States [member] | Investments quoted in active markets [member]
Disclosure of defined benefit plans [line items]
Investment funds: fixed income securities	150	146
United States [member] | Unquoted investments [member]
Disclosure of defined benefit plans [line items]
Cash	$ 2	$ 2